Expense Example - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2045 Fund - Fidelity Freedom Index 2045 Fund - Investor Class	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154